SUPPLEMENTAL CASH FLOW INFORMATION - Schedule of Changes in Liabilities Arose From Financing Activities (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	$ 7,984	$ 4,004
Cash Flows	(715)	(1,186)
Non-cash changes, Acquisition	2,729	5,827
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(146)	(1,315)
Non-cash changes, Accretion	10	3
Non-cash changes, Foreign exchange movements and change in estimates	282	(21)
Ending balance	10,144	7,312
Deferred Acquisition Payments [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	717	1,237
Cash Flows	0	(610)
Non-cash changes, Acquisition	0	0
Non-cash changes, Debt forgiven/ Settlement/ Disposal	(146)	0
Non-cash changes, Accretion	10	0
Non-cash changes, Foreign exchange movements and change in estimates	(11)	0
Ending balance	570	627
Convertible Debentures [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance		1,312
Cash Flows		0
Non-cash changes, Acquisition		0
Non-cash changes, Debt forgiven/ Settlement/ Disposal		(1,315)
Non-cash changes, Accretion		3
Non-cash changes, Foreign exchange movements and change in estimates		0
Ending balance		0
Leases [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	7,267	1,455
Cash Flows	(715)	(576)
Non-cash changes, Acquisition	2,729	5,827
Non-cash changes, Debt forgiven/ Settlement/ Disposal	0	0
Non-cash changes, Accretion	0	0
Non-cash changes, Foreign exchange movements and change in estimates	293	(21)
Ending balance	$ 9,574	$ 6,685